BANK BORROWINGS	12 Months Ended
Dec. 31, 2022
BANK BORROWINGS
BANK BORROWINGS

NOTE 8 - BANK BORROWINGS

On May 14, 2021, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited for the maximum amount of HKD 1.0 million (approximately $0.1 million) for working capital purposes, with the term from June 14, 2021 to May 13, 2029, bearing interest at 2.75% per annum. Under the facilities, the Company borrowed HKD 1.0 million (approximately $0.1 million), which is repayable in 96 equal monthly installments of principal and interest thereon, commencing June 14, 2021.

On October 8, 2020, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited for the maximum amount of HKD 1.0 million (approximately $0.1 million) for working capital purposes, with the term from November 25, 2020 to November 24, 2028, bearing interest at 2.75% per annum. Under the facilities, the Company borrowed HKD 1.0 million ($0.1 million), which is repayable in 96 equal monthly installments of principal and interest thereon, commencing December 25, 2020.

On April 28, 2020, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited for the maximum amount of HKD 4.0 million (approximately $0.5 million) for working capital purposes, with the term from May 18, 2020 to May 17, 2028, bearing interest at 2.75% per annum. Under the facilities, the Company borrowed HKD 4.0 million ($0.5 million), which is repayable in 96 equal monthly installments of principal and interest thereon, commencing June 18, 2020.

On November 3, 2017, the Company obtained banking facilities from the Bank of China (Hong Kong) Limited pursuant to which the Company may borrow up to HKD 6.0 million (approximately $0.8 million) for working capital purposes. On June 24, 2021, this banking facilities was increased to HKD 7.0 million (approximately $0.9 million). The credit facility bears interest at 5.5% and it is personally guaranteed by Mr. Wynn Hui and Mr. Bong Lau (both major shareholders and directors of the Company). The credit facility does not have an expiration date and is collateralized by a property owned by Kambo Security Products Limited, a related party.

During the years ended December 31, 2022, 2021 and 2020, interest expense related to these credit facilities was $26,836, $48,910 and $19,632, respectively.

The following table represents the maturity of the Company’s bank borrowings as of December 31, 2022:

For the years ending December 31,	Amount
2023	$201,222
2024	83,522
2025	86,423
2026	89,385
2027	92,449
2028	58,479
2029	7,537
Total Bank Borrowings	$619,017